Shareholders' Equity (Details) - $ / shares					12 Months Ended
		Jul. 31, 2024	May 15, 2023	Dec. 07, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity [Line Items]
Number of shares				1
Ordinary stock shares issued	[1]				16,250,000	15,000,000	15,000,000
Ordinary stock shares outstanding	[1]				16,250,000	15,000,000	15,000,000
Star Sprite Limited [Member]
Shareholders’ Equity [Line Items]
Total consideration of price per share (in Dollars per share)			$ 0.0001
Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Issued ordinary shares	[2]				1,250,000
Ordinary stock shares outstanding	[2]				16,250,000	15,000,000	15,000,000	15,000,000
Ordinary Share [Member] | Mr. Hoo Wei Sern [Member]
Shareholders’ Equity [Line Items]
Number of shares					1
Ordinary Share [Member] | Star Sprite Limited [Member]
Shareholders’ Equity [Line Items]
Number of shares			1
Ordinary Share [Member] | IPO [Member]
Shareholders’ Equity [Line Items]
Issued ordinary shares		14,999,999
Ordinary stock shares issued					15,000,000
Ordinary stock shares outstanding					15,000,000

[1]	Giving retroactive effect to the issuance of ordinary shares effected which are detailed in Note 12.
[2]	Giving retroactive effect to the issuance of ordinary shares effected which are detailed in Note 12.